July 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brinker Capital Destinations Trust (“Trust”)
SEC File Nos. 811-23207 and 333-214364 Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2018.

Please contact me at (610) 407-8348 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Peter Townsend
Peter Townsend
Secretary

cc:	Jason B. Moore (via email)
Donna M. Marley (via email) John O’Brien, Esq. (via email)